Disposal of Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2019
FGPC and TGPC to SSEC [Member]
Statement [LineItems]
Disclosure of Detailed Information About Carrying Value of Assets and Liabilities in Subsidiary or Businesses Acquired or Disposed

The carrying amounts of the assets and liabilities of the subsidiaries disposed of by the Company were as follows:

Amounts
(in thousands)
Cash and cash equivalents	$203,607
Accounts receivable and other receivables	4,513
Other current assets	38,649
Property, plant and equipment	260,828
Other assets	54,397
Payable for equipment	(71,076)
Accrued expense and other current liabilities	(3,062)
Long-term borrowings	(84,187)
Net assets disposed of	$403,669

CGPC To SSEC [Member]
Statement [LineItems]
Disclosure of Detailed Information About Carrying Value of Assets and Liabilities in Subsidiary or Businesses Acquired or Disposed

The carrying amounts of the assets and liabilities of the subsidiary disposed of by the Company were as follows:

Amounts
(in thousands)
Cash and cash equivalents	$70,516
Other current assets	48,148
Payable for equipment	(19,933)
Net assets disposed of	$98,731